Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 540.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 271.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: 397.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 369.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity Ultra Buffer ETF - November | SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: 635.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)